DEBT	12 Months Ended
Dec. 31, 2011
DEBT

13 . DEBT

The Group’s borrowings consist of the following:

2011

Long-term debt, current portion	346,550
Long-term debt	1,165,666

Total	1,512,216

On September 26, 2011, the Group entered into a senior secured credit facility under which the Group can borrow up to USD 240,000. The proceeds of the borrowing should only be used for the acquisition of Motel 168. As of December 31, 2011, the Company had drawn down the full amount of the credit facility.

The interest rate of this borrowing is LIBOR plus 3.90% and total upfront fee is RMB 91,617. The weighted average interest rate for the borrowings was 4.22% for the years ended December 31, 2011. The upfront fee is amortized and recorded as interest expenses during the loan period, which is four years.

The principal amounts of the loan will be repaid in consecutive installments (each, an “Installment”) on each of the dates (each, an “Amortization Date”) and in the aggregate amounts set forth in the table below:

Date	Installment
July 31, 2012	US$	55,000,000
July 31, 2013	US$	60,000,000
July 31, 2014	US$	65,000,000
September 15, 2015	US$	60,000,000

Total	US$	240,000,000